Restatement of Previously Issued Financial Statements	3 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Restatement of Previously Issued Financial Statements

Note 2—Restatement of Previously Issued Financial Statements

In April 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase common stock that the Company issued in December 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Period should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Period included in the Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since their issuance on December 11, 2020, the Company’s warrants have been accounted for as equity within the Company’s previously reported balance sheet. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Historically, the Warrants were reflected as a component of equity as opposed to liabilities on the balance sheet and the statement of operations did not include the subsequent non-cash changes in estimated fair value of the Warrants, based on our application of FASB ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on December 11, 2020, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements as of and for the period ended December 31, 2020 and December 11, 2020 (the “Affected Periods”) should be restated because of a misapplication in the guidance around accounting for certain of our outstanding warrants to purchase common stock (the “Warrants”) and should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheet, statement of operations and statement of cash flows for the Affected Periods is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$276,772,221	$—	$276,772,221
Liabilities and stockholders’ equity
Total current liabilities	$170,629	$—	$170,629
Deferred underwriting commissions	9,625,000	—	9,625,000
Derivative warrant liabilities	—	16,905,000	16,905,000
Total liabilities	9,795,629	16,905,000	26,700,629
Class A Common Stock, $0.0001 par value; shares subject to possible redemption	261,976,590	(16,905,000)	245,071,590
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A Common Stock - $0.0001 par value	130	169	299
Class B common stock - $0.0001 par value	688	—	688
Additional paid-in-capital	5,113,832	1,597,355	6,711,187
Accumulated deficit	(114,648)	(1,597,524)	(1,712,172)
Total stockholders’ equity	5,000,002	—	5,000,002
Total liabilities and stockholders’ equity	$276,772,221	$—	$276,772,221

	Period From September 18, 2020 (Inception) Through December 31, 2020
	As Previously	Restatement	As
	Reported	Adjustment	Restated
Statement of Operations
Loss from operations	$(114,648)	$—	$(114,648)
Other (expense) income:
Financing cost – derivative warrant liabilities	—	(475,854)	(475,854)
Change in fair value of derivative warrant liabilities	—	(1,121,670)	(1,121,670)
Total other (expense) income	—	(1,597,524)	(1,597,524)
Net loss	$(114,648)	$(1,597,524)	$(1,712,172)
Basic and Diluted weighted-average Class A common shares outstanding	27,500,000	—	27,500,000
Basic and Diluted net income per Class A common share	$—	—	$-
Basic and Diluted weighted-average Class B common shares outstanding	6,375,000	—	6,375,000
Basic and Diluted net loss per Class B common share	$—	(0.27)	$(0.27)

	Period From September 18, 2020 (Inception) Through December 31, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(114,648)	$(1,597,524)	$(1,712,172)
Adjustment to reconcile net loss to net cash used in operating activities	(667,891)	1,597,524	929,633
Net cash used in operating activities	(782,539)	—	(782,539)
Net cash used in investing activities	(275,000,000)	—	(275,000,000)
Net cash provided by financing activities	276,787,884	—	276,787,884
Net change in cash	$1,005,345	$—	$1,005,345

	As of December 11, 2020
	As
	Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$276,800,681	$—	$276,800,681
Liabilities and stockholders’ equity
Total current liabilities	$137,300	$—	$137,300
Deferred underwriting commissions	9,625,000	—	9,625,000
Derivative warrant liabilities	—	15,783,330	15,783,330
Total liabilities	9,762,300	15,783,330	25,545,630
Class A Common Stock, $0.0001 par value; shares subject to possible redemption	262,038,380	(15,783,330)	246,255,050
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A Common Stock - $0.0001 par value	130	157	287
Class B common stock - $0.0001 par value	688	—	688
Additional paid-in-capital	5,052,042	475,697	5,527,739
Accumulated deficit	(52,859)	(475,854)	(528,713)
Total stockholders’ equity	5,000,001	—	5,000,001
Total liabilities and stockholders’ equity	$276,800,681	$—	$276,800,681